CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Base Case [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	£ 3,264	£ 3,100
Base Case [Member] | UK Mortgages [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	464	253
Base Case [Member] | Other Retail [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,492	1,294
Base Case [Member] | Commercial Banking [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,258	1,472
Base Case [Member] | Other [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	50	81
Probability Weighted [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	3,455	3,362
Probability Weighted [Member] | UK Mortgages [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	569	460
Probability Weighted [Member] | Other Retail [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,521	1,308
Probability Weighted [Member] | Commercial Banking [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,315	1,513
Probability Weighted [Member] | Other [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	50	81
Difference [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	191	262
Difference [Member] | UK Mortgages [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	105	207
Difference [Member] | Other Retail [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	29	14
Difference [Member] | Commercial Banking [Member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	£ 57	£ 41